Deferred Expenses - Schedule of Deferred Expense (Details) - Zeecol Limited [Member] - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Consultancy Fees		$ 87,407		$ 21,595
Legal Fees - Deductible		64,272		8,120
Total deferred expenses	$ 151,679	$ 151,679	$ 129,616	$ 29,715